Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Summary of lease liabilities

Figures in million - SA rand	Notes	2022	2021	2020
Balance at beginning of the year		281	326	383
New leases and modifications		45	67	66
Lease liabilities on acquisition of subsidiaries	16.1	120	—	—
Repayment of lease liabilities		(163)	(142)	(148)
Interest charge	5.2	31	29	34
Re-classification and other		—	—	(9)
Foreign currency translation		5	1	—
Balance at end of the year		319	281	326
Current portion of lease liabilities		(111)	(104)	(103)
Non-current lease liabilities		208	177	223

Schedule of lease payments expensed

Figures in million - SA rand	2022	2021	2020
Short-term leases	41	22	17
Leases of low value assets	56	39	83
Variable lease payments	301	29	11
Total	398	90	111

Schedule of lease maturities
The lease liabilities are secured by the related underlying assets. The undiscounted maturity analysis of lease liabilities at 31 December is as follows:

Figures in million - SA rand	Total	Within one year	Between one and five years	After five years
Contractual undiscounted cash flows — 2022	351	121	161	69
Contractual undiscounted cash flows — 2021	325	126	191	8
Contractual undiscounted cash flows — 2020	391	131	245	15